Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 18, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 22, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		5,617,977
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.18945
Warrant Issuance Exercise Price Description				share or warrant issuance at less than $0.1958 price share or exercise price per share
Liability Related To Stock Options and Warrants				$ 7,662,808	$ 16,396,158
Stock Options And Warrants Fair Value Disclosure				7,627,970
Debt Instrument, Unamortized Discount	$ 3,000,000
Interest Expense, Other	3,000,000
Financing Interest Expense	23,000,000				$ 23,000,000
Derivative Liability, Fair Value, Gross Liability		$ 650,303		$ 34,838
Stock Issued During Period, Shares, For Exercised Of Warrant		188,303
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				86,960,724	68,950,724	0
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,806,280
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding			15.00%				15.00%
Liability Related To Stock Options and Warrants	$ 26,000,000				$ 26,000,000
Stock Options And Warrants Fair Value Disclosure				$ 8,083,047	$ 15,711,017
Short-term Debt			$ 3,000,000				$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			15.00%				15.00%